DEBT - Total (Details) ¥ in Millions, $ in Millions	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
DEBT
Short-term debt	¥ 4,765	$ 657	¥ 3,288
Total	4,765		3,288
Long-term debt, non-current portion	1,065	$ 147	6,635
Long-term debt	1,065		6,635
Bank borrowings
DEBT
Long-term debt, current portion	115		208
Long-term debt, non-current portion	819		2,929
Convertible Debt [Member]
DEBT
Long-term debt, current portion	3,601
Long-term debt, non-current portion			3,463
FF&E liability
DEBT
Long-term debt, current portion	50		45
Long-term debt, non-current portion	230		228
Others
DEBT
Long-term debt, non-current portion	16		15
Bank borrowings
DEBT
Short-term debt	¥ 999		¥ 3,035